GOODWILL	12 Months Ended
Dec. 31, 2018
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
GOODWILL

9.  GOODWILL

	December 31,	December 31,
As at	2018	2017
Balance, beginning of year	$817.3	$856.0
Provisions on assets (notes 5 and 10)	(124.2)	—
Business acquisition (note 3)	3,196.4	—
Foreign exchange translation	178.7	(38.4)
Reclassified to assets held for sale	—	(0.3)
Balance, end of year	$4,068.2	$817.3